REVENUE RECOGNITION (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018
Accounts receivable, net	$ 183,400		$ 63,300
Deferred revenue	175,800		$ 159,700
Recorded deferred revenue	$ 16,100	$ 119,800